Share Based Compensation (Details Textual) - CHF (SFr) shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Total expense recognized for equity-settled share-based payment transactions		SFr 354,851	SFr 290,783	SFr 311,671
Number of options that have vested early (in shares)	25
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)		0.80	1.35
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)		SFr 5.81	SFr 6.01